Schedule of Statutory Federal Income Tax Rate to Income from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income tax expense at the federal statutory rate of 35%	$ 162,624	$ 105,243	$ 122,520
Foreign tax rate differential	(81,371)	(87,729)	(78,094)
State income taxes, net of effect of federal tax benefit	2,720	3,994	1,280
Unrecognized tax benefits and related interest	(1,625)	12,096	16,038
Change in valuation allowance	13,914	19,167	(11,838)
Pay-to-play penalties	1,322	14,404
trivago acquisition stock-based compensation		19,825
Other, net	(5,893)	(2,665)	(2,828)
Income tax expense	$ 91,691	$ 84,335	$ 47,078